Vanguard Intermediate-Term Corporate Bond Index Fund

Supplement to the Prospectus and Summary Prospectus for Admiral™Shares Dated October 16, 2013

The following replaces a similar table under the heading “Annual Total Returns”:

Average Annual Total Returns for Periods Ended December 31, 2012
		Since
		Inception
		(Mar. 2,
	1 Year	2010)
Vanguard Intermediate-Term Corporate Bond Index Fund
Admiral Shares
Return Before Taxes	10.84%	9.48%
Return After Taxes on Distributions	9.41	7.91
Return After Taxes on Distributions and Sale of Fund Shares	7.05	7.19
Barclays U.S. 5-10 Year Corporate Bond Index
(reflects no deduction for fees, expenses, or taxes)	11.55%	9.76%

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1946 112013

Vanguard Long-Term Corporate Bond Index Fund

Supplement to the Prospectus and Summary Prospectus for Admiral™Shares Dated October 16, 2013

The following replaces a similar table under the heading “Annual Total Returns”:

Average Annual Total Returns for Periods Ended December 31, 2012

		Since
		Inception
		(Jan. 19,
	1 Year	2010)
Vanguard Long-Term Corporate Bond Index Fund Admiral Shares
Return Before Taxes	11.17%	12.36%
Return After Taxes on Distributions	9.37	10.33
Return After Taxes on Distributions and Sale of Fund Shares	7.22	9.38
Barclays U.S. 10+ Year Corporate Bond Index
(reflects no deduction for fees, expenses, or taxes)	12.41%	12.97%

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 1947 112013

Vanguard Intermediate-Term Corporate Bond Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares Dated October 16, 2013

The following replaces a similar table under the heading “Annual Total Returns”:

Average Annual Total Returns for Periods Ended December 31, 2012

		Since
		Inception
		(Nov. 19,
	1 Year	2009)
Vanguard Intermediate-Term Corporate Bond Index Fund
Institutional Shares
Return Before Taxes	10.85%	9.41%
Return After Taxes on Distributions	9.41	7.83
Return After Taxes on Distributions and Sale of Fund Shares	7.06	7.13
Barclays U.S. 5-10 Year Corporate Bond Index
(reflects no deduction for fees, expenses, or taxes)	11.55%	9.71%

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 1646 112013

Vanguard Long-Term Corporate Bond Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares Dated October 16, 2013

The following replaces a similar table under the heading “Annual Total Returns”:

Average Annual Total Returns for Periods Ended December 31, 2012

		Since
		Inception
		(Nov. 19,
	1 Year	2009)
Vanguard Long-Term Corporate Bond Index Fund
Institutional Shares
Return Before Taxes	11.18%	12.08%
Return After Taxes on Distributions	9.37	10.06
Return After Taxes on Distributions and Sale of Fund Shares	7.22	9.15
Barclays U.S. 10+ Year Corporate Bond Index
(reflects no deduction for fees, expenses, or taxes)	12.41%	12.55%

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 1647 112013

Vanguard Intermediate-Term Corporate Bond Index Fund

Supplement to the Prospectus and Summary Prospectus for Admiral™Shares for Participants Dated October 16, 2013

The following replaces a similar table under the heading “Annual Total Returns”:

Average Annual Total Returns for Periods Ended December 31, 2012

		Since
	Inception
		(Mar. 2,
	1 Year	2010)
Vanguard Intermediate-Term Corporate Bond Index Fund
Admiral Shares	10.84%	9.48%
Barclays U.S. 5-10 Year Corporate Bond Index
(reflects no deduction for fees or expenses)	11.55%	9.76%

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 1946 112013

Vanguard Long-Term Corporate Bond Index Fund

Supplement to the Prospectus and Summary Prospectus for Admiral™Shares for Participants Dated October 16, 2013

The following replaces a similar table under the heading “Annual Total Returns”:

Average Annual Total Returns for Periods Ended December 31, 2012

		Since
		Inception
		(Jan. 19,
	1 Year	2010)
Vanguard Long-Term Corporate Bond Index Fund Admiral Shares	11.17%	12.36%
Barclays U.S. 10+ Year Corporate Bond Index
(reflects no deduction for fees or expenses)	12.41%	12.97%

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 1947 112013